Vice Fund (First Prospectus Summary) | Vice Fund
Vice Fund
Investment Objective
The Fund's investment objective is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold

Investor Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Vice Fund Investor Class
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Vice Fund Investor Class
Management Fees		0.95%
Distribution (12b-1) Fees		0.25%
Other Expenses	[1]	0.39%
Total Annual Fund Operating Expenses		1.59%
Expense Recoupment		0.0002
Total Annual Fund Operating Expenses After Expense Recoupment	[2]	1.61%
[1]	Other Expenses is based on expenses incurred during the Fund's most recent fiscal year and reflects new service provider fee rates effective September 1, 2011. As a result, Total Annual fund Operating Expenses do not correlate to the ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of the prospectus.
[2]	Mutuals Advisors, Inc. ("MAI" or "Adviser"), the Fund's investment adviser, has contractually agreed to limit the Fund's total annual fund operating expenses (exclusive of taxes, interest and dividends on short sales, brokerage, dividends on short positions and acquired fund fees and expenses and extraordinary expenses) to 1.85% of average net assets of the Fund through December 7, 2012, with such renewal terms of one year, each measured from the date of renewal, as may be approved by the Fund's Board of Trustees (the "Board of Trustees"), unless either the Board of Trustees or MAI terminates the agreement prior to such renewal. Subject to approval by the Board of Trustees, MAI may request recoupment of previously waived fees and paid expenses from the Fund for three years after the end of the fiscal year in which such fees and expenses were waived or paid, subject to the expense waiver and reimbursement agreement.

Example
The following Example is intended to help you compare the cost of investing in the Investor Class shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Investor Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5%

return each year, that you reinvest all dividends and distributions, and that the Fund's operating expenses remain the same each year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Vice Fund Investor Class	164	508	876	1,911

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21.18% of the average value of its portfolio.

Principal Investment Strategies
The Fund, a non-diversified investment company, invests primarily in equity securities (i.e., common stocks, preferred stocks and securities convertible into common stocks) of small, medium and large capitalization companies, which include U.S. issuers and foreign issuers, including those whose securities are traded in foreign jurisdictions, as well as those whose securities are traded in the U.S. as American Depositary Receipts ("ADRs").

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies that derive a significant portion of their revenues from a group of vice industries the includes the alcoholic beverages, tobacco, gaming and defense/aerospace industries. The Fund will concentrate at least 25% of its net assets in this group of vice industries (but no more than 80% of its net assets in any single industry).

The Fund will also participate in other strategies in an attempt to generate incremental returns, including short selling of securities and certain options strategies. Use of these strategies may vary depending upon market and other conditions, and may be limited by regulatory and other constraints to which the

Fund is subject.

For cash management purposes, the Fund may hold up to 20% of its net assets in cash or similar short-term, high-quality debt securities. These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers' acceptances, shares of money market mutual funds, U.S.

Government securities and repurchase agreements.

Principal Risks
The risks associated with an investment in the Vice Fund can increase during times of significant market volatility. The principal risks of the Vice Fund include:

  ·  the risk that you could lose all or portion of your investment in the Fund;

  ·  the risk that certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market;

  ·  the risk that investment strategies employed by MAI in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments;

  ·  the risk that asset allocation to a particular strategy does not reflect actual market movement or the effect of economic conditions;

  ·  because the Fund is non-diversified (meaning that compared to diversified mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer), its shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund;

  ·  because the Fund will concentrate at least 25% of its net assets in the group of four vice industries identified in this prospectus, the Fund may be subject to the risks affecting those industries, including the risk that the securities of companies within those industries will underperform due to adverse economic conditions, regulatory or legislative changes or increased competition affecting those industries, more than would a fund that invests in a wide variety of industries;

  ·  the risk of investing in small- to mid-capitalization companies whose performance can be more volatile and who face greater risk of business failure, which could increase the volatility of the Fund's portfolio;

  ·  the risk that the Fund may have difficulty selling small- to mid-capitalization securities during a down market due to lower liquidity;

  ·  the risk that political, social or economic instability in foreign developed markets may cause the value of the Fund's investments in foreign securities to decline;

  ·  currency-rate fluctuations due to political, social or economic instability may cause the value of the Fund's investments to decline;

  ·  the risk of investing in derivatives, specifically call and put options, for hedging purposes and to reduce Fund volatility, as well as direct investment;

     and

  ·  the risk of loss if the value of a security sold short increases prior to the scheduled delivery date, since the Fund must pay more for the security than it has received from the purchaser in the short sale.

Performance
The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. The information shown assumes reinvestment of distributions. Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available through the Fund's website at www.usamutuals.com.

Vice Fund - Investor Class Shares Calendar Year Returns as of 12/31/10

The Fund's calendar year-to-date return for the Fund's Investor Class shares as of June 30, 2011 was 14.34%. During the period shown in the bar chart, the best performance for a quarter was 21.72% (for the quarter ended June 30, 2003). The worst performance was -20.12% (for the quarter ended December 31, 2008).

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns Vice Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class	Return Before Taxes	18.04%	2.43%	7.89%	Aug. 30, 2002
Investor Class After Taxes on Distributions	Return After Taxes on Distributions	17.82%	2.15%	7.68%	Aug. 30, 2002
Investor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	11.95%	2.07%	6.94%	Aug. 30, 2002
S&P 500 Index	S&P 500 Index (reflects no deductions for fees, expenses or taxes)	15.06%	2.29%	5.95%	Aug. 30, 2002

After tax returns are shown for Investor Class shares and are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.